Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs discount rate	31.00%	31.00%
Increase percentage of significant unobservable inputs discount rate	1.00%	1.00%	0.10%
Fair value of unquoted shares decreased	$ 7,200		$ 7,700		$ 241
Fair value of bonds decreased	$ 6,000	$ 201	$ 7,000
Percentage of trade receivables	37.00%		36.00%		37.00%
Call options [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs discount rate	20.00%	20.00%
At fair value [member] | Call options [member]
Disclosure of detailed information about financial instruments [line items]
Increase percentage of significant unobservable inputs discount rate	0.10%	0.10%
Fair value of bonds decreased	$ 855	$ 29
Bottom of range [member] | Actuarial assumption of discount rates [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs discount rate	20.00%	20.00%
Top of range [member] | Actuarial assumption of discount rates [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs discount rate	30.00%	30.00%
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in profit before tax	$ 1,232,000	$ 41,190	$ 1,398,000	$ 24,000
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 82,000		129,000	101,000	$ 2,742
Exchange rate exposure	100.00%	100.00%
Other price risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in profit before tax	$ 51,000	$ 1,705	$ 64,000	52,000
Equity debt ratio			1.00%
Increase decrease in other comprehensive income	$ 8,000	$ 267	$ 16,000	$ 13,000